Supplemental Cash Flow Information (Details) - Schedule of supplemental information - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule Of Supplemental Information Abstract
Interest paid
Income taxes paid
Non-cash investing and financing activities
Shares issued to agent		36,635
Offering costs included in accounts payable and liabilities	53,725
Right-of-use assets recognized (Note 11)		319,521
Acquisition of assets for common shares	1,367,668
Shares issued to finder	323,913
Warrants issued pursuant to the September and Distribution Agreement	$ 284,500